Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 9,976	$ 8,114	$ 7,359
Ending balance	20,402	9,976	8,114
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25,119	20,336	16,777
Increases	2,344	1,153	888
Translation effect	25,594	3,607	3,675
Adjustment for inflation	591
Decreases and reclassifications	(317)	23	(1,004)
Ending balance	53,331	25,119	20,336
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,143	12,222	9,418
Increases	1,749	838	717
Translation effect	15,983	2,215	2,093
Adjustment for inflation	58
Decreases and reclassifications	(4)	(132)	(6)
Ending balance	32,929	15,143	12,222
Service concession [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,644	4,514	3,974
Ending balance	11,592	5,644	4,514
Service concession [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,824	11,749	9,527
Increases	1,303	947	642
Translation effect	15,544	2,141	2,127
Decreases and reclassifications	31	(13)	(547)
Ending balance	31,702	14,824	11,749
Service concession [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,180	7,235	5,553
Increases	1,190	615	437
Translation effect	9,740	1,330	1,245
Ending balance	20,110	9,180	7,235
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,465	2,944	2,835
Ending balance	6,907	3,465	2,944
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,465	3,093	2,990
Increases	276	8	75
Translation effect	3,414	513	612
Decreases and reclassifications	(248)	(149)	(584)
Ending balance	6,907	3,465	3,093
Exploration rights [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		149	155
Decreases and reclassifications		(149)	(6)
Ending balance			149
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	867	656	550
Ending balance	1,903	867	656
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,830	5,494	4,260
Increases	765	198	171
Translation effect	6,636	953	936
Adjustment for inflation	591
Decreases and reclassifications	(100)	185	127
Ending balance	14,722	6,830	5,494
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,963	4,838	3,710
Increases	559	223	280
Translation effect	6,243	885	848
Adjustment for inflation	58
Decreases and reclassifications	(4)	17
Ending balance	$ 12,819	$ 5,963	$ 4,838